EQUITY BASED COMPENSATION - Unrecognized compensation cost for unvested awards and the related remaining weighted average (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs	$ 149,539
EGH 2021 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs	$ 23,211
Period Remaining (in years)	2 years 1 month 24 days
Replacement Awards under WWE 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs	$ 59,370
Period Remaining (in years)	2 years 3 months 18 days
TKO 2023 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs	$ 66,958
Period Remaining (in years)	2 years 3 months 25 days